DREYFUS INTERNATIONAL RECOVERY FUND, INC.
STATEMENT OF INVESTMENTS                                                                          NOVEMBER 30, 1995 (UNAUDITED)
COMMON STOCKS-96.3%                                                                                 SHARES           VALUE
                                                                                                     ______           ______
  AUSTRALIA-3.6%                     Hardie (James) Industries..............                         40,000     $     65,890
                                     Renison Goldfields Consolidated........                         25,447          117,066
                                                                                                                       _____
                                                                                                                     182,956
                                                                                                                       _____
  AUSTRIA-2.0%                       OEMV A.G...............................                          1,250          102,775
                                                                                                                       _____
  FRANCE-8.3%                        Credit Lyonnais........................       (a)                2,600          151,931
                                     Nord Est...............................                          5,600          130,783
                                     Vallourec Usines a Tubes de Lorraine Escaut   (a)                3,600          136,882
                                                                                                                       _____
                                                                                                                     419,596
                                                                                                                       _____
  HONG KONG-3.0%                     Orient Overseas International..........                        260,000          152,110
                                                                                                                       _____
  ITALY-4.2%                         Avir Finanziaria S.P.A.................                         16,000          100,063
                                     Edison S.P.A...........................                         28,700          114,692
                                                                                                                       _____
                                                                                                                     214,755
                                                                                                                       _____
  JAPAN-27.8%                       All Nippon Airways......................                         10,000           98,039
                                     Alps Electric..........................       (a)                7,000           75,490
                                     Asahi Organic Chemicals Industry.......                         10,000           75,490
                                     Daikin Industries......................                         10,000           90,196
                                     Daiwa Danchi...........................       (a)               16,000           79,216
                                     Hamada Printing Press..................       (a)               12,000           83,294
                                     Japan Central Real Estate..............       (a)               20,000           30,588
                                     Kawasaki Steel.........................                         10,000           35,392
                                     Kioritz................................       (a)               22,000           62,333
                                     Mitsukoshi.............................                         10,000           88,039
                                     Nikko Securities.......................                          7,000           76,863
                                     Nintendo...............................                          2,000          156,863
                                     Okamura................................                         12,000           85,647
                                     Olympus Optical........................                          8,000           76,079
                                     Shintom................................       (a)               12,000           52,353
                                     Shinwa Kaiun Kaisha....................       (a)               26,000           68,824
                                     Tosoh..................................       (a)               25,000          114,706
                                     Unitika................................       (a)               22,000           59,961
                                                                                                                       _____
                                                                                                                   1,409,373
                                                                                                                       _____
  MEXICO-2.3%                        Grupo Financiero Bancomer S.A., Ser. B..      (a)              130,000           35,957
                                     Grupo Financiero Serfin S.A., A.D.R.....      (a)                7,000           28,875
                                     Transportacion Maritima Mexicana S.A., A.D.R. (a)                7,000           53,375
                                                                                                                       _____
                                                                                                                     118,207
                                                                                                                       _____
  SOUTH AFRICA-0.0%                  Penrose Holdings.......................       (a)              400,000                0
                                                                                                                       _____
  SPAIN-13.2%                        Banco Central Hispanoamericano S.A.....                         12,500          255,878
                                     El Aguila S.A..........................       (a)               10,000           63,964
                                     Espanola de Tubos Por Extrusion S.A....       (a)              160,002          197,165
                                     Hullas Del Coto Cortes.................                         15,000          154,439
                                                                                                                       _____
                                                                                                                     671,446
                                                                                                                       _____


DREYFUS INTERNATIONAL RECOVERY FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                           NOVEMBER 30, 1995 (UNAUDITED)
COMMON STOCKS (CONTINUED)                                                                          SHARES              VALUE
                                                                                                    ______             ______

  SWITZERLAND-7.2%                   Compagnie Financiere Michelin..........       (a)                  300       $  135,147
                                     Swisslog Holding A.G...................                            350          102,634
                                     Zellweger Luwa A.G.....................       (a)                  140          127,327
                                                                                                                        _____
                                                                                                                     365,108
                                                                                                                       _____
  UNITED KINGDOM-23.4%               APV PLC................................                         65,000           80,555
                                     BET PLC................................                         50,000           96,390
                                     BICC...................................                         40,000          173,502
                                     Booker PLC.............................                         12,000           65,178
                                     British Steel PLC......................                         45,000          116,184
                                     Costain Group PLC......................       (a)               70,000           78,183
                                     First Choice Holidays PLC..............                         75,000           67,702
                                     Lucas Industries PLC...................                         40,000          113,220
                                     MTM PLC................................                        100,000          102,510
                                     Spring Ram PLC.........................                        400,000          110,160
                                     TSB Group PLC..........................                         29,000          180,808
                                                                                                                       _____
                                                                                                                   1,184,392
                                                                                                                       _____
  UNITED STATES-1.3%                 Amax Gold..............................       (a)               10,000           63,750
                                                                                                                       _____
                                     TOTAL COMMON STOCKS
                                       (cost $5,711,451)....................                                      $4,884,468
                                                                                                                       =====
                                                                                                  PRINCIPAL
SHORT-TERM INVESTMENTS-1.4%                                                                        AMOUNT
                                                                                                    ______
  U.S. TREASURY BILLS:               5.42%, 12/21/95........................                   $     21,000     $     20,935
                                     6.86%, 1/11/96.........................                         51,000           50,687
                                                                                                                       _____
                                     TOTAL SHORT-TERM INVESTMENTS
                                       (cost $71,632).......................                                    $     71,622
                                                                                                                       =====


TOTAL INVESTMENTS (cost $5,783,083)                                                                   97.7%       $4,956,090
                                                                                                      =====            =====
CASH AND RECEIVABLES (NET)..................................................                           2.3%       $  118,017
                                                                                                      =====            =====
NET ASSETS..................................................................                         100.0%       $5,074,107
                                                                                                      =====            =====

NOTE TO STATEMENT OF INVESTMENTS;
    (a)  Non-income producing.



See independent accountant's review report and notes to financial statements.


DREYFUS INTERNATIONAL RECOVERY FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                               NOVEMBER 30, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $5,783,083)-see statement.......................................                                     $4,956,090
    Receivable for investment securities sold...............................                                        179,389
    Dividends and interest receivable.......................................                                         16,968
    Prepaid expenses........................................................                                         60,904
    Due from The Dreyfus Corporation........................................                                          3,135
                                                                                                                      _____
                                                                                                                  5,216,486
LIABILITIES:
    Due to the Distributor..................................................                    $    2,090
    Payable for investment securities purchased.............................                       112,760
    Accrued expenses and other liabilities..................................                        27,529          142,379
                                                                                                     _____            _____
NET ASSETS  ................................................................                                     $5,074,107
                                                                                                                      =====
REPRESENTED BY:
    Paid-in capital.........................................................                                     $6,135,191
    Accumulated investment (loss)_net......................................                                          (7,713)
    Accumulated net realized (loss) on investments and
      foreign currency transactions.........................................                                       (226,030)
    Accumulated net unrealized (depreciation) on investments
      and foreign currency transactions.....................................                                       (827,341)
                                                                                                                      _____
NET ASSETS at value applicable to 494,353 shares outstanding
    (300 million shares of $.001 par value Common Stock authorized).........                                     $5,074,107
                                                                                                                      =====
NET ASSET VALUE, offering and redemption price per share
    ($5,074,107 / 494,353 shares)...........................................                                         $10.26
                                                                                                                      =====

See independent accountants' review report and notes to financial statements.

DREYFUS INTERNATIONAL RECOVERY FUND, INC.
STATEMENT OF OPERATIONS                                                          SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INCOME:
      Cash dividends (net of $7,201 foreign taxes withheld at source).......                     $  47,950
      Interest..............................................................                         7,104
                                                                                                     _____
          TOTAL INCOME......................................................                                         $  55,054
    EXPENSES:
      Management fee-Note 2(a)..............................................                        19,545
      Shareholder servicing costs-Note 2(b,c)...............................                        20,093
      Legal fees............................................................                        12,868
      Directors' fees and expenses-Note 2(d)................................                        12,581
      Registration fees.....................................................                        11,030
      Auditing fees.........................................................                         9,019
      Organization expenses.................................................                         7,300
      Custodian fees........................................................                         4,528
      Prospectus and shareholders' reports-Note 2(b)........................                         3,819
      Miscellaneous.........................................................                         1,074
                                                                                                     _____
          TOTAL EXPENSES....................................................                       101,857
      Less-expense reimbursement from Manager due to
          undertaking-Note 2(a).............................................                        39,090
                                                                                                     _____
          NET EXPENSES......................................................                                            62,767
                                                                                                                         _____
          INVESTMENT (LOSS)-NET.............................................                                            (7,713)
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS:
    Net realized (loss) on investments and foreign currency
      transactions-Note 3(a)................................................                     $ (83,814)
    Net unrealized (depreciation) on investments and foreign
      currency transactions.................................................                       (78,631)
                                                                                                    _____
      NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS.....................                                          (162,445)
                                                                                                                        _____
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......................                                         $(170,158)
                                                                                                                        =====





See independent accountants' review report and notes to financial statements.

DREYFUS INTERNATIONAL RECOVERY FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                    YEAR ENDED      SIX MONTHS ENDED
                                                                                       MAY 31,       NOVEMBER 30, 1995
                                                                                       1995*           (UNAUDITED)
                                                                                      ______           ___________
OPERATIONS:
    Investment income (loss)-net...........................................      $     41,131      $       (7,713)
    Net realized (loss) on investments.....................................          (142,216)            (83,814)
    Net unrealized (depreciation) on investments for the period............          (748,710)            (78,631)
                                                                                      _____                  _____
      NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............          (849,795)           (170,158)
                                                                                      _____                  _____
DIVIDENDS TO SHAREHOLDERS:
    From investment income-net.............................................           (41,131)                __
    In excess of investment income-net.....................................            (6,134)                --
    From paid-in capital...................................................           (33,255)                --
                                                                                      _____                  _____
      TOTAL DIVIDENDS......................................................           (80,520)                --
                                                                                      _____                  _____
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold..........................................         6,000,000                 --
    Dividends reinvested...................................................            74,580                 --
                                                                                      _____                  _____
      INCREASE IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS...............         6,074,580                 --
                                                                                      _____                  _____
          TOTAL INCREASE (DECREASE) IN NET ASSETS..........................         5,144,265            (170,158)
NET ASSETS:
    Beginning of period-Note 1.............................................           100,000           5,244,265
                                                                                      _____                  _____
    End of period (including investment income (loss)-net; $(7,713) at
      November 30, 1995)...................................................        $5,244,265          $5,074,107
                                                                                      =====                  =====
                                                                                     SHARES                 SHARES
                                                                                      _____                  _____
CAPITAL SHARE TRANSACTIONS:
    Shares sold............................................................           480,000                 --
    Shares issued for dividends reinvested.................................             6,353                 --
                                                                                      _____                  _____
      TOTAL INCREASE IN SHARES OUTSTANDING.................................           486,353                 --
                                                                                      =====                  =====
    * From June 29, 1994 (commencement of operations) to May 31, 1995.


See independent accountants' review report and notes to financial statements.

DREYFUS INTERNATIONAL RECOVERY FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                      YEAR ENDED      SIX MONTHS ENDED
                                                                                        MAY 31,       NOVEMBER 30, 1995
PER SHARE DATA:                                                                         1995(1)          (UNAUDITED)
                                                                                        ______         ___________
    Net asset value, beginning of period................................                $12.50           $10.61
                                                                                         ___              ___
    INVESTMENT OPERATIONS:
    Investment income (loss)-net........................................                   .09             (.02)
    Net realized and unrealized (loss) on investments...................                 (1.81)            (.33)
                                                                                          ___               ___
          TOTAL FROM INVESTMENT OPERATIONS..............................                 (1.72)            (.35)
                                                                                          ___              ___
    DISTRIBUTIONS:
    Dividends from investment income-net................................                  (.09)             --
    Dividends in excess of investment income-net........................                  (.01)             --
    Dividends from paid-in capital......................................                  (.07)             --
                                                                                           ___             ___
          TOTAL DISTRIBUTIONS...........................................                  (.17)             --
                                                                                           ___             ___
    Net asset value, end of period......................................                $10.61           $10.26
                                                                                          ===             ===
TOTAL INVESTMENT RETURN.................................................                (13.93%)(2)       (3.30%)(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.............................                   .70%(2)         1.20%(2)
    Ratio of net investment income (loss) to average net assets.........                   .72%(2)         (.15)%(2)
    Decrease reflected in above expense ratio due to undertaking by Dreyfus               1.98%(2)          .75%(2)
    Portfolio Turnover Rate.............................................                 28.95%(2)        18.83%(2)
    Net Assets, end of period (000's Omitted)...........................                 $5,244           $5,074
    (1)  From June 29, 1994 (commencement of operations) to May 31, 1995.
    (2)  Not annualized.


See independent accountants' review report and notes to financial statements.

DREYFUS INTERNATIONAL RECOVERY FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Dreyfus Corporation ("Dreyfus ") serves as the Fund's Investment adviser. M&G Investment Management Limited ("M&G") serves as the Fund's sub investment adviser. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. Dreyfus is a direct subsidiary of Mellon Bank, N.A.
    As of November 30, 1995, Major Trading Corporation, a subsidiary of Mellon Bank Investments Corporation and M&G, held 251,486 and 242,867 shares of the Fund respectively. Mellon Bank Investments Corporation is a subsidiary of Mellon Bank.
    (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
    (B) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.
    (C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

DREYFUS INTERNATIONAL RECOVERY FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    (E) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-INVESTMENT ADVISORY FEE, SUB-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .75 of 1% of the average daily value of the Fund's net assets and is payable monthly. Dreyfus and M&G have agreed that if in any full fiscal year the Fund's aggregate expenses, exclusive of interest, taxes, brokerage and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund, Dreyfus and M&G will bear the excess expense in proportion to their management fee and sub-advisory fee to the extent required by state law. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any full fiscal year that such expenses (exclusive of distribution expenses and certain expenses as described above) exceed 2 1/2% of the first $30 million, 2% of the next $70 million and 1 1/2% of the excess over $100 million of the average value of the Fund's net assets in accordance with California "blue sky" regulations.
    Dreyfus has currently undertaken from January 1, 1995 to November 30, 1995 to waive receipt of the management, service and distribution fees. The expense reimbursement pursuant to the undertaking amounted to $39,090 for the six months ended November 30, 1995.
    Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and M&G, the sub advisory fee is computed at the annual rate of .30 of 1% of the average daily value of the Fund's net assets and is payable monthly by Dreyfus and not the Fund.
    Effective December 1, 1995, Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Dreyfus Corporation, serves as the Fund's Transfer and Dividend Disbursing Agent.
    (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for payments to certain Service Agents for distributing the Fund's shares and (b) pays the Manager, Dreyfus Service Corporation and any affiliate of either of them for advertising and marketing relating to the Fund, at an aggregate annual rate of .50 of 1% of the value of the Fund's average daily net assets. The Distributor may pay one or more Service Agents in respect of distribution services. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. The Plan also separately provides for the Fund to bear the costs of preparing, printing and distributing certain of the Fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005 of 1% of the Fund's average daily net assets for any full fiscal year. During the six months ended November 30, 1995, $13,030 was charged to the Fund pursuant to the Plan and reimbursed by Dreyfus.

DREYFUS INTERNATIONAL RECOVERY FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    (C) Pursuant to the Fund's Shareholder Services Plan, the Fund pays the Distributor an annual rate of .25 of 1% of the value of the Fund's average daily net assets for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. For the six months ended November 30, 1995, $6,515 was charged to the Fund by the Distributor pursuant to the Shareholder Services Plan and reimbursed by Dreyfus.
    (D) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    (A) The aggregate amount of purchases and sales of investment securities, excluding short term securities, during the six months ended November 30, 1995 amounted to $1,158,353 and $919,905, respectively.
    (B) At November 30, 1995, accumulated net unrealized depreciation on investments was $826,993, consisting of $322,884 gross unrealized appreciation and $1,149,877 gross unrealized depreciation, excluding foreign currency transactions.
    At November 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS INTERNATIONAL RECOVERY FUND, INC.
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF DIRECTORS
DREYFUS INTERNATIONAL RECOVERY FUND, INC.
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus International Recovery Fund, Inc., including the statement of investments, as of November 30, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets and financial highlights for the period from June 29, 1994 (commencement of operations) to May 31, 1995 and in our report dated June 29, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
  [Ernst and Young LLP signature logo]

New York, New York
January 5, 1996

   [Dreyfus lion "d" logo]
DREYFUS INTERNATIONAL RECOVERY FUND, INC.
200 Park Avenue
New York, NY 10166
INVESTMENT ADVISER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
SUB-INVESTMENT ADVISER
M&G Investment Management Limited
7th Floor
3 Minster Court
Great Tower Street
London, EC3R 7XH, England
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903

Further information is contained
in the Prospectus, which must
precede or accompany this report.


Printed in U.S.A.                           096SA9511
[Dreyfus logo]
International
Recovery
Fund, Inc.
Semi-Annual
Report
November 30, 1995